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              As filed with the Securities and Exchange Commission
                               on August 24, 2001

                           Registration Nos. 333-59950

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                             [X]
                         [ ] Pre-Effective Amendment No.
                       [X] Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)


                                   BB&T FUNDS
               (Exact Name of Registrant as Specified in Charter)

                     3435 STELZER ROAD, COLUMBUS, OHIO 43219
                     ---------------------------------------
                    (Address of principal executive offices)

                                 (800) 228-1872
                                 --------------
                        (Area Code and Telephone Number)


                           Walter B. Grimm, President
                                   BB&T Funds
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Name and address of agent for service)

                          Copies of communications to:

                             Alan G. Priest, Esquire
                                  Ropes & Gray
                               One Franklin Square
                       1301 K Street, N.W., Suite 800 East
                             Washington, D.C. 20005



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EXPLANATORY NOTE

         The information required by Items 1 through 9 is hereby incorporated by reference to the proxy/prospectus filed pursuant to Rule 497(b) on June 1, 2001. The information required by Items 10 through 14 is hereby incorporated by reference to Part B of the Registrant's Registration Statement on Form N-14 filed on May 1, 2001. This Amendment is being filed for the sole purpose of adding the final tax opinion to Part C of the Registration Statement.


PART C.  OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

         The information required by this item is incorporated by reference to
Item 25 of Registrant's Post-Effective Amendment No. 23 on Form N-1A filed March 1, 2001 (File Nos. 33-49098 and 811-06719).

ITEM 16.  EXHIBITS

                           (1)      Amended and Restated Agreement and
                                    Declaration of Trust dated May 17, 1999 is incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 25 to the Registration Statement of the Registrant on Form N-1A (filed July 23, 2001).

                           (2) Bylaws, Amended and Restated November 8, 1996 are incorporated by reference to Exhibit (2) to Post Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14,
                                    1997).

                           (3)      None

                           (4) Form of Agreement and Plan of Reorganization between The Arbor Fund and BB&T Funds is incorporated by reference to Exhibit (4) of Registrant's Registration Statement on Form N-14 filed on May 1, 2001.


                           (5) (a)  Article III, Article V, Article VIII,
                                    Section 4, and Article IX, Sections 1, 4, 5, and 7 of the Amended and Restated Declaration of Trust dated May 17, 1999, is incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (filed July 23, 2001).


                               (b) Article 9, Article 10, Section 6, Article 11 of the By-laws responsive to this item is incorporated by reference to

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                                    Exhibit 2 to Post-Effective Amendment No. 12
                                    to the Registration Statement on Form N-1A
                                    (filed July 2, 1997).

                           (6) (a) Form of Investment Advisory Agreement between the Registrant and BB&T Asset Management, LLC is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2000).


                               (b) Sub-Advisory Agreement between BB&T Asset Management, LLC and Blackrock Financial Management, Inc. is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 25 to the Registration Statement of the Registrant on Form N-1A (filed July 23, 2001).

                               (c) Sub-Advisory Agreement between BB&T Asset Management, LLC and Blackrock
                                    International, Ltd. is incorporated by
                                    reference to Exhibit (d)(3) to
                                    Post-Effective Amendment No. 25 to the
                                    Registration Statement of the Registrant on Form N-1A (filed July 23, 2001).

                               (d) Sub-Advisory Agreement between BB&T Asset Management, LLC and Federated Investment Management Company is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (filed July 23, 2001).


                           (7) Form of Distribution Agreement between the Registrant and BISYS Fund Services LP is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2000).

                           (8)      Not applicable.

                           (9) (a) Form of Custody Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A (filed November 17,
                                    2000).

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                               (b)  Form of Foreign Custody Manager Agreement
                                    between the Registrant and Bank of New York is incorporated by reference to
                                    Exhibit (f)(2) to Post-Effective Amendment
                                    No. 25 to the Registration Statement of the Registrant on Form N-1A (filed July 23,
                                    2001).

                               (c)  Form of Custody Agreement between the
                                    Registrant and State Street Bank and Trust
                                    Company is incorporated by reference to
                                    Exhibit (f)(3) to Post-Effective Amendment
                                    No. 25 to the Registration Statement of the Registrant on Form N-1A (filed July 23,
                                    2001).

                               (d)  Form of Custody Agreement between the
                                    Registrant and Investor's Bank & Trust
                                    Company is incorporated by reference to
                                    exhibit (f)(5) to Post-Effective Amendment
                                    No. 21 to the Registration Statement on Form
                                    N-1A (filed November 17, 2000).


                           (10)(a)  Form of Amended and Restated
                                    Distribution and Shareholder Services Plan as Amended November 9, 2000 between the Registrant and BISYS Fund Services Limited Partnership is incorporated by reference to
                                    Exhibit 1(1) of Post Effective Amendment No.
                                    23 to the Registration Statement of the
                                    Registrant on Form N-1A (filed March 1,
                                    2001).

                               (b)  Servicing Agreement with respect to
                                    Shareholder Services between Branch Banking and Trust Company and BISYS Fund Services Limited Partnership (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

                               (c) Form of Revised Schedule A to the Servicing Agreement with Branch Banking and Trust Company and BISYS Fund Services Limited Partnership (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit (1)(3) of Post-Effective

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                                    Amendment No. 23 to the Registration
                                    Statement of the Registrant on Form N-1A
                                    (filed March 1, 2001).


                               (d) Form of Multiple Class Plan for BB&T Mutual Funds Group adopted by the Board of Trustees on September 21, 1995 as amended November 9, 2000 is incorporated by reference to Exhibit
                                    (m) to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2000).

                           (11)     Opinion and Consent of Ropes & Gray
                                    Regarding Securities is incorporated by
                                    reference to Exhibit (11) of Registrant's
                                    Registration Statement on Form N-14 filed on
                                    May 1, 2001.

                           (12)(a) Opinion of Ropes & Gray Regarding Tax Matters - BB&T Capital Appreciation Fund/OVB Capital Appreciation Portfolio

                               (b)  Opinion of Ropes & Gray Regarding Tax
                                    Matters - BB&T Mid Cap Value Fund/OVB Equity
                                    Income Portfolio

                               (c)  Opinion of Ropes & Gray Regarding Tax
                                    Matters - BB&T West Virginia Intermediate
                                    Tax-Free Fund/OVB West Virginia Tax-Exempt
                                    Income Portfolio

                               (d)  Opinion of Ropes & Gray Regarding Tax
                                    Matters - BB&T Intermediate U.S. Government
                                    Bond Fund/OVB Government Securities
                                    Portfolio

                               (e)  Opinion of Ropes & Gray Regarding Tax
                                    Matters - BB&T Prime Money Market Fund/OVB
                                    Prime Obligations Portfolio

                           (13)(a) Administration Agreement between the Registrant and BISYS Fund Services LP (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit (g)(1) of Post Effective Amendment No. 23 to the Registration Statement of the Registrant on Form N-1A (filed March 1,
                                    2001).

                               (b) Form of Amended Schedule A to the Management and Administration Agreement between the Registrant and BISYS Fund Services LP (formerly The Winsbury Company Limited Partnership) is incorporated by reference

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                                    to Exhibit (g)(2) of Post Effective
                                    Amendment No. 23 to the Registration
                                    Statement of the Registrant on Form N-1A
                                    (filed March 1, 2001).

                               (c)  Transfer Agency Agreement between the
                                    Registrant and BISYS Fund Services Ohio,
                                    Inc. (formerly The Winsbury Company Limited
                                    Partnership) is incorporated by reference to Exhibit (g)(3) of Post Effective Amendment No. 23 to the Registration Statement of the Registrant on Form N-1A (filed March 1,
                                    2001).

                               (d) Form of Amended Schedule A to the Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit (g)(4) of Post Effective Amendment No. 23 to the Registration Statement of the Registrant on Form N-1A (filed March 1, 2001).

                               (e)  Fund Accounting Agreement between the
                                    Registrant and BISYS Fund Services Ohio,
                                    Inc. (formerly The Winsbury Company Limited
                                    Partnership) is incorporated by reference to Exhibit (g)(5) of Post Effective Amendment No. 23 to the Registration Statement of the Registrant on Form N-1A (filed March 1,
                                    2001).

                               (f)  Form of Amended Schedule A to the Fund
                                    Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit (g)(6) of Post Effective Amendment No. 23 to the Registration Statement of the Registrant on Form N-1A (filed March 1, 2001).

                               (g) License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

                           (14)(a) Consent of KPMG LLP is incorporated by reference to Exhibit (14)(a) of Registrant's Registration Statement on Form N-14 filed on May 1, 2001.

                               (b) Consent of PricewaterhouseCoopers LLP is incorporated

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                                    by reference to Exhibit (14)(b) of
                                    Registrant's Registration Statement on Form
                                    N-14 filed on May 1, 2001.

                           (15)     Not applicable.

                           (16)     Executed Powers of Attorney are filed
                                    herewith.

                           (17)(a)  Statement of Additional Information for
                                    BB&T Funds dated February 1, 2001 is
                                    incorporated by reference to Exhibit (17)(a) of Registrant's Registration Statement on Form N-14 filed on May 1, 2001.

                               (b)  BB&T Funds Annual Report for the period
                                    ended September 30, 2000 is incorporated by reference to Exhibit (17)(b) of Registrant's Registration Statement on Form N-14 filed on May 1, 2001.

                               (c) The OVB Funds Annual Report for the period ended January 31, 2001 is incorporated by reference to Exhibit (17)(c) of Registrant's Registration Statement on Form N-14 filed on May 1, 2001.

ITEM 17. UNDERTAKINGS

                           (1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                           (2) The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                           (3)      The Registrant agrees to file, by
                                    post-effective amendment, an opinion of
                                    counsel supporting the tax consequences of the

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                                    proposed reorganization within a reasonable
                                    time after receipt of such opinion.


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                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C., on the 24th day of August, 2001.

                                   BB&T FUNDS

                                   /s/ Walter B. Grimm
                                   -------------------------------

                                   *Walter B. Grimm, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                  TITLE                      DATE

 /s/ Walter B. Grimm                       President            August 24, 2001

-------------------------------
*Walter B. Grimm

 /s/ William E. Graham                     Trustee              August 24, 2001
------------------------------
*William E. Graham

/s/ Thomas W. Lambeth                      Trustee              August 24, 2001
----------------------------
*Thomas W. Lambeth

/s/ Gary R, Tenkman                        Treasurer            August 24, 2001
------------------------------
*Gary R. Tenkman

/s/ W. Ray Long                            Trustee              August 24, 2001
--------------------------------
*W. Ray Long

/s/ Robert W. Stewart                      Trustee              August 24, 2001
-------------------------------
*Robert W. Stewart

/s/ Raymond K. Mcculloch                   Trustee              August 24, 2001
--------------------------
*Raymond K. Mcculloch

/s/ Drew T. Kagan                          Trustee              August 24, 2001
-----------------
* Drew T. Kagan

*By: /s/ Alan G. Priest
    ---------------------------
       Alan G. Priest, Attorney-in-Fact, pursuant to powers of attorney filed herewith.


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                                  EXHIBIT INDEX


(12) (a) Opinion of Ropes & Gray Regarding Tax Matters - BB&T Capital Appreciation Fund/OVB Capital Appreciation Portfolio

     (b) Opinion of Ropes & Gray Regarding Tax Matters - BB&T Mid Cap Value Fund/OVB Equity Income Portfolio

     (c) Opinion of Ropes & Gray Regarding Tax Matters - BB&T West Virginia Intermediate Tax-Free Fund/OVB West Virginia Tax-Exempt Income Portfolio

     (d) Opinion of Ropes & Gray Regarding Tax Matters - BB&T Intermediate U.S. Government Bond Fund/OVB Government Securities Portfolio

     (e) Opinion of Ropes & Gray Regarding Tax Matters - BB&T Prime Money Market Fund/OVB Prime Obligations Portfolio

(16)     Powers of Attorney





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